INCOME TAX EXPENSES (Schedule of Taxes on Income Included in Income Statements) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
For the reported year:
Current	₪ 2	₪ 3		₪ 6
Deferred, see (c) above	5	4		17
In respect of previous years:
Current	(4)	(7)		(15)
Deferred, see (c) above	7			(1)
Income tax expenses	₪ 10		[1]	₪ 7	[2]

[1]	Representing an amount of less than NIS 1 million.
[2]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.